SEGMENT INFORMATION (Schedule of Share Based Payment Expense by Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of disaggregation of revenue from contracts with customers [line items]
Share-based payments - continuing operations	$ 928	$ 1,381	$ 1,550
Share-based payments - discontinued operations		33
Total Share-based payments	928	1,414	1,550
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Share-based payments - continuing operations	841	1,187	1,415
Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Share-based payments - continuing operations		41	13
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Share-based payments - continuing operations	$ 87	$ 153	$ 122